Assets and Liabilities Classified as Held for Sale	12 Months Ended
Dec. 31, 2023
Assets and Liabilities Classified as Held for Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

NOTE 16 – ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

The Company classified certain long-lived assets as held for sale as of December 31, 2023 due to its plan to dispose of these assets.

During 2023, the Company adopted a strategic reprioritization plan, and, as part of this plan, the Company decided to dispose of a group of assets consisting of the ROU asset of its leased manufacturing plant, the lease liability relating to the plant, leasehold improvements installed in the plant and some laboratory equipment. As of December 31, 2023, the Company had identified a potential purchaser and is in the process of negotiating a potential transaction to sell these assets. The transaction is expected to be completed in 2024; therefore, the criteria of assets held-for-sale were satisfied as of December 31, 2023. For the year ended December 31, 2023, the Company recognized a loss of $4,244 thousand due to loss recognized on the group of assets held for sale. There can be no assurance that the Company will successfully complete the sale of these assets. See additional information in Note 2 – significant accounting policies – assets and liabilities classified as held for sale.